United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23174

(Investment Company Act File Number)

Federated Project and Trade Finance Tender Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/18

Date of Reporting Period: Six months ended 09/30/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2017

Federated Project and Trade Finance Tender Fund
Fund Established 2016

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2017 through September 30, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue and John W. (“John”) McGonigle. They will be greatly missed.
Jack Donahue
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
Jack Donahue, along with Richard B. Fisher, founded Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At September 30, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Trade Finance Agreements	74.8%
Cash Equivalents[2]	22.4%
Other Assets and Liabilities—Net[3]	2.8%
TOTAL	100.0%
1	See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2017 (unaudited)
Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—74.8%
		Basic Industry - Metals/Mining Excluding Steel—2.3%
$653,846	[2]	Kuwait International Bank, 2.51733%, (3-month USLIBOR +1.200%), 9/17/2018	1/31/2017	$650,904	$650,904
1,000,000	[2]	Trafigura, 2.39667%, (1-month USLIBOR +1.200%), 3/31/2018	2/03/2017	1,000,000	1,000,500
		TOTAL			1,651,404
		Capital Goods - Aerospace & Defense—1.3%
962,963	[2]	Gulf Air BSC, 4.844%, (1-month USLIBOR +3.250%), 1/19/2022	3/27/2017	964,407	963,926
		Consumer Non-Cyclical - Beverage—1.1%
800,000	[2]	Carcafe Ltd., 2.39%, (3-month USLIBOR +1.100%), 10/3/2017	7/11/2017	800,000	798,400
		Consumer Non-Cyclical/ Food-Wholesale—2.9%
600,000	[2]	Agrofertil, 3.1383%, (12-month USLIBOR +1.500%), 7/16/2018	9/08/2017	585,148	586,200
1,500,000	[2]	Olam Nigeria, 2.37111%, (3-month USLIBOR +1.050%), 12/15/2017	9/15/2017	1,500,000	1,499,250
		TOTAL			2,085,450
		Energy - Exploration & Production—7.2%
1,500,000	[2]	EGPC African Export-Import Bank (Afreximbank), 6.92389%, (3-month USLIBOR +5.600%), 12/6/2019	6/20/2017	1,500,000	1,496,250
833,334	[2]	KMG Vitol, 3.0783%, (1-month USLIBOR +1.850%), 3/31/2020	3/16/2017	831,250	830,417
1,500,000	[2]	L1E, 3.73667%, (1-month USLIBOR +2.500%), 12/30/2021	9/12/2017	1,470,000	1,471,500
1,323,529	[2]	Sonangol, 4.73278%, (3-month USLIBOR +3.400%), 7/30/2021	4/03/2017	1,276,654	1,323,529
		TOTAL			5,121,696
		Energy - Gas Distribution—2.1%
1,500,000	[2]	Golar Hilli Corp., 2.99219%, (6-month USLIBOR +1.600%), 1/29/2018	9/20/2017	1,500,000	1,496,250
		Energy - Integrated Energy—3.0%
666,667	[2]	INA Industrija Nafte DD, 2.95333%, (6-month USLIBOR +1.500%), 8/19/2019	1/31/2017	666,667	668,333
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Energy - Integrated Energy—continued
$1,500,000	[2]	Puma International Financing SA, 3.68722%, (1-month USLIBOR +2.450%), 5/13/2019	6/23/2017	$1,498,500	$1,497,750
		TOTAL			2,166,083
		Energy - Oil Field Equipment & Services—1.2%
850,000	[2]	ADES, 5.80917%, (3-month USLIBOR +4.500%), 11/12/2020	1/31/2017	850,000	849,150
		Energy - Oil Refining and Marketing—1.1%
746,341	[2]	Dangote, 5.70167%, (6-month USLIBOR +4.250%), 8/28/2020	2/06/2017	737,341	755,671
		Finance/Banks/Brokers—19.2%
1,000,000	[2]	Akbank TAS, 2.4167%, (6-month USLIBOR +1.000%), 12/29/2017	7/25/2017	1,000,000	1,000,000
1,000,000	[2]	Bahrain Is Bank, 3.0308%, (3-month USLIBOR +1.700%), 9/28/2018	9/27/2017	1,000,000	1,000,500
1,500,000	[2]	Banco Do Brasil S.A., 2.45778%, (3-month USLIBOR +1.125%), 6/29/2018	8/11/2017	1,500,000	1,502,250
537,332	[2]	BBVA Banco Frances SA, 2.57%, (6-month USLIBOR +1.200%), 11/14/2017	6/23/2017	537,332	536,526
1,000,000	[2]	Credit Bank of Moscow, 3.3172%, (3-month USLIBOR +2.000%), 12/7/2017	4/12/2017	1,000,000	1,000,000
255,256	[2]	Dhaka Bank Ltd., 2.9%, (6-month USLIBOR +1.500%), 12/18/2017	6/30/2017	255,256	254,745
1,000,000	[2]	Garanti Bank LFC, 2.26694%, (3-month USLIBOR +0.950%), 11/30/2017	7/28/2017	999,500	1,001,500
500,000	[2]	Garanti Bankasi, 3.91444%, (3-month USLIBOR +2.600%), 11/24/2017	1/31/2017	500,000	500,000
1,000,000	[2]	IDFC Bank Ltd., 2.46%, (3-month USLIBOR +1.140%), 3/14/2018	1/31/2017	994,000	993,000
1,000,000	[2]	Itau Unibanco Holding SA, 2.3625%, (3-month USLIBOR +1.050%), 10/20/2017	6/22/2017	1,000,000	998,500
1,000,000	[2]	State Bank of India, 1.70361%, (3-month USLIBOR +0.400%), 1/5/2018	7/13/2017	1,000,000	997,500
1,000,000	[2]	Turk Ekonomi BK, 3.1829%, (12-month USLIBOR +1.450%), 11/10/2017	6/15/2017	988,685	996,000
1,000,000	[2]	Turk Vakif HSBC, 2.81667%, (3-month USLIBOR +1.280%), 12/15/2017	6/21/2017	1,000,000	999,500
316,750	[2]	Turk Vakifbank, 4.43322%, (6-month USLIBOR +3.000%), 12/21/2017	1/31/2017	316,750	316,275
1,000,000		Turkiye Is HSBC AS, 2.95752%, 1/2/2018	6/21/2017	984,312	993,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Finance/Banks/Brokers—continued
$703,897		Yapi ve Kredi Bankasi A.S., 2.65086%, 12/6/2017	6/21/2017	$697,223	$700,730
		TOTAL			13,790,526
		Foreign Sovereign—16.5%
1,000,000	[2]	Bank of Kigali Ltd., 7.41956%, (3-month USLIBOR +6.250%), 10/19/2021	6/19/2017	1,000,000	1,000,500
99,772	[2]	Egypt, Government of, 3.9441%, (12-month USLIBOR +2.160%), 3/17/2020	7/17/2017 - 9/25/2017	99,772	99,672
1,500,000		International Islamic Trade Finance Corp - TurkExim Bank, 3.003%, 3/9/2018	6/09/2017	1,500,000	1,497,750
1,000,000	[2]	JSC Partnership, 5.73983%, (12-month USLIBOR +4.000%), 9/22/2020	9/22/2017	1,013,700	1,016,000
1,300,000	[2]	Kenya, Government of, 6.456%, (6-month USLIBOR +5.000%), 4/18/2019	4/18/2017 - 4/27/2017	1,298,500	1,295,450
1,000,000	[2]	Korea Development Bank, 1.82611%, (3-month USLIBOR +0.500%), 12/21/2017	6/20/2017	1,000,000	1,000,500
1,000,000	[2]	Ministry of Finance Tanzania, 6.645%, (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	994,000	1,000,000
1,000,000	[2]	Ministry of Finance Zambia, 7.456%, (6-month USLIBOR +6.000%), 7/13/2020	7/17/2017	1,000,000	1,001,000
1,000,000	[2]	National Bank of Egypt, 4.16822%, (6-month USLIBOR +2.750%), 6/4/2018	1/31/2017	996,800	993,500
1,442,088		Pakistan, Government of, 3.8093%, (12-month USLIBOR +2.220%), 9/30/2021	8/3/2017 - 9/29/2017	1,442,088	1,442,088
1,500,000	[2]	Sri Lanka, Government of, 3.45611%, (6-month USLIBOR +2.000%), 5/26/2020	9/12/2017	1,496,110	1,495,500
		TOTAL			11,841,960
		Government Guarantee—2.8%
1,000,000	[2]	Turk Exim Bank, 2.5198%, (6-month USLIBOR +1.100%), 3/28/2018	3/30/2017	1,000,000	999,500
1,000,000	[2]	Turk Exim Bank, 2.60389%, (3-month USLIBOR +1.500%), 11/7/2017	2/01/2017	1,000,000	996,000
		TOTAL			1,995,500
		Oil & Gas—2.0%
1,437,500	[2]	Rosneft Oil Co., 3.235%, (1-month USLIBOR +2.000%), 6/27/2019	9/28/2017	1,435,250	1,435,344
		Services - Airlines—1.4%
1,000,000	[2]	Pakistan International Airlines, 4.38667%, (1-month USLIBOR +3.150%), 2/24/2021	9/27/2017	990,000	990,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Acquisition Date[1]	Cost[1]	Value
	[1]	TRADE FINANCE AGREEMENTS—continued
		Services - Railroads—2.4%
$401,928	[2]	Autopistas Urbanas SA (AUSA), 4.8007%, (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017	$395,899	$396,301
1,333,333	[2]	Ethiopian Railway Corp., 5.205%, (6-month USLIBOR +3.750%), 7/8/2021	5/04/2017	1,333,333	1,332,000
		TOTAL			1,728,301
		Services - Transportation Excluding Air/Rail—1.3%
952,880	[2]	Asyaport, 4.86544%, (6-month USLIBOR +4.400%), 1/10/2024	1/31/2017	952,880	954,785
		Supranational—2.8%
1,000,000	[2]	African Export-Import Bank (Afreximbank), 2.58083%, (3-month USLIBOR +1.500%), 11/24/2019	3/10/2017	990,500	987,000
1,000,000	[2]	PTA Bank, 3.45761%, (3-month USLIBOR +2.300%), 10/4/2018	2/01/2017	1,000,000	1,001,000
		TOTAL			1,988,000
		Utility - Electric-Generation—2.8%
1,000,000	[2]	Casablanca & Giacote Solar PV Project, 4.06156%, (6-month USLIBOR +2.625%), 5/15/2020	5/15/2017	980,000	997,000
1,035,730	[2]	Egypt Electric, 5.42928%, (3-month USLIBOR +4.250%), 5/5/2020	8/03/2017	1,034,444	1,026,926
		TOTAL			2,023,926
		Utility Electric-Distribution/ Transportation—1.4%
1,000,000	[2]	Cote D'Ivoire, Government of, 4.27561%, (2-month USLIBOR +3.000%), 11/30/2017	9/27/2017	1,000,000	1,000,500
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $53,597,122)			53,637,372
		INVESTMENT COMPANY—22.4%
16,011,982	[3]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.19%[4] (IDENTIFIED COST $16,013,573)			16,015,185
		TOTAL INVESTMENT IN SECURITIES—97.2% (IDENTIFIED COST $69,610,695)[5]			69,652,557
		OTHER ASSETS AND LIABILITIES - NET—2.8%[6]			2,005,261
		TOTAL NET ASSETS—100%			$71,657,818
Semi-Annual Shareholder Report

1	Denotes restricted securities that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2017, these restricted securities amounted to $53,637,372, which represented 74.8% of total net assets.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2017	45,042,167
Purchases/Additions	12,368,860
Sales/Reductions	(41,399,045)
Balance of Shares Held 9/30/2017	16,011,982
Value	$16,015,185
Change in Unrealized Appreciation/Depreciation	$(7,392)
Net Realized Gain/(Loss)	$3,611
Dividend Income	$165,274
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$53,637,372	$53,637,372
Investment Company	16,015,185	—	—	16,015,185
TOTAL SECURITIES	$16,015,185	$—	$53,637,372	$69,652,557
The Fund uses a pricing service to provide price evaluations for Level 3 asset-backed securities, trade finance agreements and foreign government/agencies. Although the majority of price evaluations provided by the pricing service are based on market quotes provided by market specialists, a portion of the evaluations are extrapolated from quotes for similar credits in similar regions. Due to specialists inputs being proprietary and not provided to the Fund, these investments are determined to be Level 3 securities and management is not able to provide the unobservable inputs used in determining these valuations, such as yields and credit ratings. Periodic reviews of third-party pricing services', including this particular pricing service's policies, procedures and valuation methods are conducted in accordance with procedures adopted by the Fund's Board of Trustees (the “Trustees”). See the Fair Valuation and Significant Events Procedures section of the accompanying Notes to Financial Statements for more information.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of March 31, 2017	$25,747,399
Accrued discount/premiums	49,827
Realized gain (loss)	9,989
Change in unrealized appreciation (depreciation)	33,802
Purchases	47,814,922
(Sales)	(20,018,567)
Balance as of September 30, 2017	$53,637,372
The total change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2017	$38,110
The following acronym is used throughout this portfolio:
LIBOR—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2017	Period Ended 3/31/2017[1]
Net Asset Value, Beginning of Period	$10.02	$10.01
Income From Investment Operations:
Net investment income	0.11	0.02
Net realized and unrealized gain on investments	0.01	0.00[2]
TOTAL FROM INVESTMENT OPERATIONS	0.12	0.02
Less Distributions:
Distributions from net investment income	(0.11)	(0.01)
Net Asset Value, End of Period	$10.03	$10.02
Total Return[3]	1.17%	0.22%
Ratios to Average Net Assets:
Net expenses	0.65%[4]	0.34%[4]
Net investment income	2.09%[4]	1.37%[4]
Expense waiver/reimbursement[5]	0.19%[4]	1.72%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$71,658	$70,873
Portfolio turnover	6%	4%
1	Reflects operations for the period from January 31, 2017 (date of initial public investment) to March 31, 2017. During the period prior to date of initial public investment, a distribution of $0.012 per share was made to the Adviser.
2	Represents less than $0.005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2017 (unaudited)
Assets:
Investment in securities, at value including $16,015,185 of investment in an affiliated holding (identified cost $69,610,695)		$69,652,557
Cash		7,738
Income receivable		333,135
Receivable for investments sold		1,718,888
Deferred offering costs (Note 6)		16,516
TOTAL ASSETS		71,728,834
Liabilities:
Payable for drawdown fees	$8,971
Payable to adviser (Note 5)	1,758
Payable for transfer agent fee	4,734
Payable for auditing fees	33,616
Payable for portfolio accounting fees	15,531
Payable for share registration costs	4,830
Accrued expenses (Note 5)	1,576
TOTAL LIABILITIES		71,016
Net assets for 7,146,580 shares outstanding		$71,657,818
Net Assets Consist of:
Paid-in capital		$71,538,342
Net unrealized appreciation of investments		41,862
Accumulated net realized gain on investments		16,657
Undistributed net investment income		60,957
TOTAL NET ASSETS		$71,657,818
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$71,657,818 ÷ 7,146,580 shares outstanding, no par value, unlimited shares authorized		$10.03
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2017 (unaudited)
Investment Income:
Interest		$810,501
Dividends received from an affiliated holding		165,274
TOTAL INCOME		975,775
Expenses:
Investment adviser fee (Note 5)	$178,605
Custodian fees	2,400
Transfer agent fee	14,601
Auditing fees	14,196
Legal fees	5,769
Portfolio accounting fees	31,490
Share registration costs	12,925
Printing and postage	7,810
Offering costs (Note 6)	25,153
Miscellaneous (Note 5)	6,866
TOTAL EXPENSES	299,815
Waiver/reimbursement of investment adviser fee (Note 5)	$(69,000)
Net expenses		230,815
Net investment income		744,960
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including realized gain of $3,611 on sales of investments in an affiliated holding)		13,600
Net change in unrealized appreciation of investments (including change in unrealized appreciation of $(7,392) on investments in an affiliated holding)		26,410
Net realized and unrealized gain on investments		40,010
Change in net assets resulting from operations		$784,970
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2017	Period Ended 3/31/2017[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$744,960	$159,428
Net realized gain on investments	13,600	3,057
Net change in unrealized appreciation/depreciation of investments	26,410	15,452
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	784,970	177,937
Distributions to Shareholders:
Distributions from net investment income	(761,387)	(82,044)
Share Transactions:
Proceeds from sale of shares	—	70,594,911
Net asset value of shares issued to shareholders in payment of distributions declared	761,387	82,044
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	761,387	70,676,955
Change in net assets	784,970	70,772,848
Net Assets:
Beginning of period	70,872,848	100,000
End of period (including undistributed net investment income of $60,957 and $77,384, respectively)	$71,657,818	$70,872,848
1	Reflects operations for the period from October 12, 2016 (date of initial investment) to March 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Cash Flows
Six Months Ended (unaudited) 9/30/2017
Operating Activities:
Change in net assets resulting from operations	$784,970
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Provided By Operating Activities:
Purchases of investment securities	(47,814,922)
Proceeds from disposition of investment securities	20,018,567
Purchase of short-term investment, net	29,036,714
Amortization/accretion of premium/discount, net	(49,827)
Amortization of deferred offering costs	25,153
Increase in income receivable	(211,163)
Increase in receivable for investments sold	(1,718,888)
Decrease in accrued expenses	(22,856)
Net realized gain on investments	(13,600)
Change in unrealized appreciation/depreciation of investments	(26,410)
NET CASH PROVIDED BY OPERATING ACTIVITIES	7,738
Net increase in cash	7,738
Cash at beginning period	—
Cash at end of period	$7,738
Non-cash financing activities not included herein consist of reinvestments of dividends and distributions of $761,387.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2017 (unaudited)
1. ORGANIZATION
Federated Project and Trade Finance Tender Fund (the “Fund”) was organized as a Delaware statutory trust on June 23, 2016, as a continuously offered, non-diversified, closed-end management investment company. The Fund is registered under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended. The Fund's investment objective is to provide total return primarily from income.
The Fund received its initial capital from Federated Investment Management Company (the “Adviser”), a wholly owned subsidiary of Federated Investors, Inc., on October 12, 2016, in which the sale and issuance was made of 10,000 common shares of beneficial interest, at an aggregate purchase price of $100,000. The Fund became effective on December 7, 2016, and the first public shares were sold on January 31, 2017. Distributions of $120 were made to the Adviser prior to the date of initial public investment.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The pricing service bases their evaluations for the majority of Fund investments on indications of values from banks that make project and trade finance loans, weighted based on the accuracy of their historical indications and other factors to arrive at a price evaluation. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security.
Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $69,000 is disclosed in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2017, the tax year 2017 remains subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the State of Delaware.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 9/30/2017	Period Ended 3/31/2017[1]
Shares sold	—	7,052,439
Shares issued to shareholders in payment of distributions declared	75,953	8,188
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	75,953	7,060,627
1	Reflects operations for the period from October 12, 2016 (date of initial investment) to March 31, 2017.

Each Shareholder will automatically be a participant under the Fund's Dividend Reinvestment Plan (DRP) and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election not to participate in the DRP and to receive all income dividends and/or capital gains distributions, if any, in cash may be made by notice to the Fund or, if applicable, to a Shareholder's broker or other intermediary (who should be directed to inform the Fund).
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4. FEDERAL TAX INFORMATION
At September 30, 2017, the cost of investments for federal tax purposes was $69,610,695. The net unrealized appreciation of investments for federal tax was $41,862. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $99,102 and net unrealized depreciation from investments for those securities having an excess of cost over value of $57,240.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser and certain of its affiliates on their own initiative have agreed to waive their respective fees (if any), and/or reimburse expenses. Effective May 1, 2017, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, proxy-related expenses, premiums for risk insurance policies on portfolio securities and certain legal fees related to specific investments paid by the Fund, if any) paid by the Fund's shares (after the voluntary waivers and reimbursements) will not exceed 0.70% of the Fund's average daily net assets (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) September 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees. Effective from January 31, 2017 through April 30, 2017, the Adviser and certain of its affiliates on their own initiative had agreed to waive certain amounts of their respective fees and/or reimburse expenses such that total annual operating expenses as described above would not exceed 0.34%. For the six months ended September 30, 2017, the Adviser voluntarily waived $51,794 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2017, the Adviser reimbursed $17,206.
Certain of the Fund's assets are managed by Federated Investors (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.39% of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended September 30, 2017, the Sub-Adviser earned a fee of $139,312.
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Administrative Services
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS receives no compensation for providing administrative services to the Fund.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. ORGANIZATION EXPENSES AND OFFERING COSTS
Organization expenses were recorded as a Fund expense as incurred and such costs were paid by the Adviser. The Fund began reimbursing the Adviser for these costs following the commencement of investment operations. Offering costs are accounted for as a deferred charge by the Fund and are amortized to expense over 12 months from the commencement of investment operations.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2017, were as follows:
Purchases	$20,836,973
Sales	$1,275,707
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
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At September 30, 2017, the diversification of countries was as follows:
Country	Percentage of Total Net Assets
Turkey	15.3
Egypt	6.2
Angola	3.9
Brazil	3.5
Russia	3.4
Pakistan	3.4
Kenya	3.2
Nigeria	3.1
Tanzania, United Republic of	2.8
India	2.8
Bahrain	2.7
Cameroon, United Republic of	2.1
Sri Lanka	2.1
Germany, Federal Republic of	2.0
Ethiopia	1.9
Georgia	1.4
Zambia	1.4
Ivory Coast	1.4
Korea, Republic Of	1.4
Rwanda	1.4
Uruguay	1.4
Gabon	1.4
Argentina	1.3
Kazakhstan	1.2
Colombia	1.1
Croatia	0.9
Kuwait	0.9
Paraguay	0.8
Bangladesh	0.4
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2017, there were no outstanding loans. During the six months ended September 30, 2017, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2017	Ending Account Value 9/30/2017	Expenses Paid During Period[1]
Actual	$1,000	$1,011.70	$3.28
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.80	$3.29
1	Expenses are equal to the Fund's annualized net expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2017
FEDERATED PROJECT AND TRADE FINANCE TENDER FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract with Federated Investment Management Company (the “Adviser”) and sub-advisory contract with Federated Investors (UK) LLP (the “Subadviser”) for an additional one-year term at its May 2017 meetings. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure
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requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and the Subadviser and their advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in working with Federated on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. Since the inception of the Fund, the Board received detailed information about the Fund and the Federated organization in addition to the materials that comprise and accompany the Senior Officer's Evaluation given to the Board in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board occurring since the Fund's inception, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory and subadvisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and Subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, Subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the fund industry and market practices; the range of comparable fees for similar funds in the fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well
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as Federated's responses to any issues raised therein; and relevant developments in the fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other closed-end funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar funds more heavily than non-fund products or services because it is believed that they are more relevant. For example, other closed-end funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has also reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., applicable institutional and separate accounts and sub-adviser services). He concluded that funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of fund advisory fees.
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Following such evaluation and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser.
The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
Because the Board recognizes that the factors mentioned above relating to such matters as performance and any indirect benefits that may accrue to the Adviser, Subadviser and their affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board did, however, consider the performance of the Adviser and the Subadviser in managing the Federated Project and Trade Finance Core Fund (the “Core Fund”), another Federated fund with substantially similar investment strategies as that of the Fund. The Board noted that the same portfolio management professionals responsible for managing the Core Fund manage the Fund.
In connection with the Board's governance of other Federated funds, the Board noted that the Board regularly receives financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the other Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board its intention to do so in the future, where appropriate. Moreover, the
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Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. The Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints. or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory and subadvisory contracts.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many of the shareholders that have invested in the Fund since its inception may have done so on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Source of Distributions–Notice
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund's distributions, if applicable, is available via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.
This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email CEinfo@federatedinvestors.com.
Semi-Annual Shareholder Report

Federated Project and Trade Finance Tender Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
CUSIP 31424D104

Q453326 (11/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Project and Trade Finance Tender Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 21, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 21, 2017